UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-08649

              EII Realty Securities Trust

(Exact name of registrant as specified in charter)

640 Fifth Avenue, 8th Floor

                                                 New York, NY 10019

(Address of principal executive offices) (Zip code)

Richard J. Adler

640 Fifth Avenue, 8th Floor

                                             New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-735-9500

Date of fiscal year end: June 30

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Realty Securities Fund

Schedule of Investments

September 30, 2013

(unaudited)

	Shares	Value

COMMON STOCKS – 2.96%

Apartments — 1.56%
American Homes 4 Rent*	20,700	$334,305

Total Apartments (Cost $329,703)		334,305

Hotels & Lodging — 1.40%
Starwood Hotels & Resorts Worldwide, Inc.	4,500	299,025

Total Hotels & Lodging (Cost $299,531)		299,025

Total Common Stocks (Cost $629,234)		633,330

REAL ESTATE INVESTMENT TRUSTS (REITS) – 94.22%

Apartments — 16.77%
American Campus Communities, Inc.	14,800	505,420
BRE Properties, Inc.	4,200	213,192
Equity Residential	19,900	1,066,043
Essex Property Trust, Inc.	5,500	812,350
Mid-America Apartment Communities, Inc.	10,500	656,250
Post Properties, Inc.	7,300	328,646

Total Apartments (Cost $3,415,408)		3,581,901

Diversified — 3.78%
Vornado Realty Trust	9,600	806,976

Total Diversified (Cost $788,773)		806,976

Healthcare — 10.24%
Health Care REIT, Inc.	16,900	1,054,222
Healthcare Realty Trust, Inc.	17,800	411,358
Ventas, Inc.	11,750	722,625

Total Healthcare (Cost $1,813,303)		2,188,205

Hotels & Lodging — 7.90%
Host Hotels & Resorts, Inc.	26,100	461,187
LaSalle Hotel Properties	7,500	213,900
Strategic Hotels & Resorts, Inc.*	73,800	640,584
Summit Hotel Properties, Inc.	40,400	371,276

Total Hotels & Lodging (Cost $1,549,211)		1,686,947

Industrials — 6.49%
EastGroup Properties, Inc.	2,500	148,025
Prologis, Inc.	32,939	1,239,165

Total Industrials (Cost $1,249,302)		1,387,190

Mixed — 2.62%
Liberty Property Trust	15,700	558,920

Total Mixed (Cost $557,290)		558,920

See Notes to the Quarterly Schedule of Investments.

1

E.I.I. REALTY SECURITIES TRUST

E.I.I. Realty Securities Fund

Schedule of Investments (continued)

September 30, 2013

(unaudited)

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) (Continued)

Mortgage Banking — 2.46%
Apollo Commercial Real Estate Finance, Inc.	20,500	$313,035
Colony Financial, Inc.	10,700	213,786

Total Mortgage Banking (Cost $541,505)		526,821

Office Property — 15.39%
Alexandria Real Estate Equities, Inc.	14,500	925,825
Boston Properties, Inc.	9,700	1,036,930
Kilroy Realty Corp.	13,700	684,315
SL Green Realty Corp.	7,200	639,648

Total Office Property (Cost $2,891,962)		3,286,718

Regional Malls — 18.07%
General Growth Properties, Inc.	37,800	729,162
Macerich Co. (The)	11,700	660,348
Simon Property Group, Inc.	12,800	1,897,344
Taubman Centers, Inc.	8,500	572,135

Total Regional Malls (Cost $2,828,679)		3,858,989

Self Storage — 3.36%
Extra Space Storage, Inc.	12,200	558,150
Sovran Self Storage, Inc.	2,100	158,928

Total Self Storage (Cost $606,783)		717,078

Shopping Centers — 7.14%
Federal Realty Investment Trust	7,000	710,150
Ramco-Gershenson Properties Trust	11,100	171,051
Tanger Factory Outlet Centers	19,700	643,205

Total Shopping Centers (Cost $1,259,203)		1,524,406

Total Real Estate Investment Trusts (REITS) (Cost $17,501,419)		20,124,151

SHORT TERM INVESTMENT (UNITED STATES) – 2.44%
BlackRock Liquidity Funds Treasury Trust Fund	521,534	521,534

Total Short Term Investment (United States) (Cost $521,534)		521,534

Total Investments — 99.62% (Cost $18,652,187)		21,279,015
Other Assets In Excess Of Liabilities — 0.38%		80,457

Net Assets — 100.00%		$21,359,472

*	Denotes non-income producing security.

See Notes to the Quarterly Schedule of Investments.

2

E.I.I. REALTY SECURITIES TRUST

E.I.I. International Property Fund

Schedule of Investments

September 30, 2013

(unaudited)

	Shares	Value

COMMON STOCKS – 67.46%

Germany — 2.04%
Deutsche Annington Immobilien SE*	323,300	$8,310,154
DIC Asset AG	810,718	8,938,759

Total Germany (Cost $26,530,596)		17,248,913

Hong Kong — 22.21%
China Overseas Land & Investment, Ltd.	10,134,256	29,856,980
China Resources Land, Ltd.	3,300,000	9,381,890
Guangzhou R&F Properties Co., Ltd., H Shares	9,000,000	14,064,132
Hang Lung Properties, Ltd.	7,281,300	24,784,528
Hysan Development Co., Ltd.	5,884,918	26,215,387
Kerry Properties, Ltd.	6,066,025	25,848,983
Lifestyle International Holdings, Ltd.	9,802,800	20,854,601
Lifestyle Properties Development, Ltd.*	482,640	115,123
Shangri-La Asia, Ltd.	8,133,492	13,465,109
Sun Hung Kai Properties, Ltd.	1,694,168	23,045,001

Total Hong Kong (Cost $157,203,010)		187,631,734

Japan — 26.50%
AEON Mall Co., Ltd.	732,900	21,727,154
Daiwa House Industry Co., Ltd.	1,280,300	24,070,343
Mitsubishi Estate Co., Ltd.	1,745,000	51,411,771
Mitsui Fudosan Co., Ltd.	1,393,200	46,702,213
Nomura Real Estate Holdings, Inc.	1,077,400	26,470,533
Sumitomo Realty & Development Co., Ltd.	903,000	42,763,772
Tokyu Land Corp.	1,040,000	10,802,584

Total Japan (Cost $154,860,578)		223,948,370

Singapore — 10.28%
CapitaLand, Ltd.	7,719,600	19,013,642
City Developments, Ltd.	2,650,100	21,652,007
Hongkong Land Holdings, Ltd.	3,469,200	22,896,720
Keppel Land, Ltd.	2,500,000	7,054,322
Wing Tai Holdings, Ltd.	9,924,960	16,217,901

Total Singapore (Cost $83,134,971)		86,834,592

Spain — 2.23%
Melia Hotels International, SA	1,898,475	18,813,184

Total Spain (Cost $27,759,405)		18,813,184

Sweden — 1.68%
Castellum AB	995,401	14,195,233

Total Sweden (Cost $10,528,688)		14,195,233

Thailand — 1.59%
Central Pattana pcl	9,528,200	13,402,839

See Notes to the Quarterly Schedule of Investments.

3

E.I.I. REALTY SECURITIES TRUST

E.I.I. International Property Fund

Schedule of Investments (continued)

September 30, 2013

(unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Thailand (Continued)
Total Thailand (Cost $2,996,749)		13,402,839

United Kingdom — 0.93%
Capital & Counties Properties plc	1,455,000	$7,890,967

Total United Kingdom (Cost $5,640,613)		7,890,967

Total Common Stocks (Cost $468,654,610)		569,965,832

REAL ESTATE INVESTMENT TRUSTS (REITS) – 29.14%

Australia — 9.03%
CFS Retail Property Trust	6,675,130	12,454,417
GPT Group	4,980,280	16,168,387
Mirvac Group	6,700,000	10,875,713
Stockland	6,449,940	23,286,292
Westfield Retail Trust	4,875,000	13,507,182

Total Australia (Cost $74,920,969)		76,291,991

France — 4.00%
ICADE	221,227	20,204,869
Klepierre	314,981	13,657,216

Total France (Cost $29,550,422)		33,862,085

Italy — 0.38%
Immobiliare Grande Distribuzione	3,016,533	3,213,723

Total Italy (Cost $7,089,591)		3,213,723

Netherlands — 3.86%
Unibail-Rodamco SE	131,381	32,597,304

Total Netherlands (Cost $25,328,890)		32,597,304

Singapore — 0.27%
Mapletree Greater China Commercial Trust*	3,200,000	2,282,890

Total Singapore (Cost $2,428,406)		2,282,890

United Kingdom — 11.60%
Derwent London plc	566,160	21,713,342
Great Portland Estates plc	2,438,761	21,280,432
Hammerson plc	2,480,000	20,114,621
Land Securities Group plc	1,857,600	27,636,952
Shaftesbury plc	759,432	7,253,763

Total United Kingdom (Cost $66,912,547)		97,999,110

Total Real Estate Investment Trusts (REITS) (Cost $206,230,825)		246,247,103

See Notes to the Quarterly Schedule of Investments.

4

E.I.I. REALTY SECURITIES TRUST

E.I.I. International Property Fund

Schedule of Investments (continued)

September 30, 2013

(unaudited)

	Shares	Value

SHORT TERM INVESTMENT (UNITED STATES) – 3.39%
BlackRock Liquidity Funds Treasury Trust Fund	28,618,811	$28,618,811

Total Short Term Investment (United States) (Cost $28,618,811)		28,618,811

Total Investments — 99.99% (Cost $703,504,246)		844,831,746
Other Assets In Excess Of Liabilities — 0.01%		108,614

Net Assets — 100.00%		$844,940,360

* Denotes non-income producing security.

Sector Diversification	% of Net Assets	Value
Real Estate	84.90%	$717,357,691
Consumer Cyclicals	11.70%	98,855,244
Short-Term Investment	3.39%	28,618,811

Total Investments	99.99%	844,831,746
Other Assets In Excess Of Liabilities	0.01%	108,614

Net Assets	100.00%	$844,940,360

See Notes to the Quarterly Schedule of Investments.

5

E.I.I. REALTY SECURITIES TRUST

E.I.I. Global Property Fund

Schedule of Investments

September 30, 2013

(unaudited)

	Shares	Value

COMMON STOCKS – 36.18%

Germany — 0.10%
DIC Asset AG	93,066	$1,026,121

Total Germany (Cost $1,710,549)		1,026,121

Hong Kong — 12.59%
China Overseas Land & Investment, Ltd.	6,615,168	19,489,239
China Resources Land, Ltd.	3,122,000	8,875,836
Guangzhou R&F Properties Co., Ltd., H Shares	4,500,000	7,032,066
Hang Lung Properties, Ltd.	5,424,900	18,465,602
Hysan Development Co., Ltd.	4,689,736	20,891,241
Kerry Properties, Ltd.	4,534,123	19,321,132
Lifestyle International Holdings, Ltd.	7,421,400	15,788,380
Lifestyle Properties Development, Ltd.*	371,070	88,511
Shangri-La Asia, Ltd.	6,787,950	11,237,545
Sun Hung Kai Properties, Ltd.	935,512	12,725,347

Total Hong Kong (Cost $125,218,079)		133,914,899

Japan — 12.49%
AEON Mall Co., Ltd.	759,800	22,524,617
Daiwa House Industry Co., Ltd.	1,395,600	26,238,047
Mitsubishi Estate Co., Ltd.	1,053,500	31,038,568
Mitsui Fudosan Co., Ltd.	1,168,300	39,163,218
Sumitomo Realty & Development Co., Ltd.	293,000	13,875,731

Total Japan (Cost $94,136,143)		132,840,181

Singapore — 5.57%
CapitaLand, Ltd.	5,981,050	14,731,533
City Developments, Ltd.	2,028,300	16,571,739
Hongkong Land Holdings, Ltd.	3,225,000	21,285,000
Keppel Land, Ltd.	1,500,000	4,232,593
Wing Tai Holdings, Ltd.	1,520,498	2,484,573

Total Singapore (Cost $55,917,026)		59,305,438

Spain — 0.87%
Melia Hotels International, SA	931,500	9,230,820

Total Spain (Cost $8,927,216)		9,230,820

Sweden — 1.41%
Castellum AB	1,051,000	14,988,120

Total Sweden (Cost $13,392,527)		14,988,120

Thailand — 1.37%
Central Pattana pcl	10,405,000	14,636,189

Total Thailand (Cost $4,179,225)		14,636,189

United States — 1.78%
American Homes 4 Rent*	313,000	5,054,950

See Notes to the Quarterly Schedule of Investments.

6

E.I.I. REALTY SECURITIES TRUST

E.I.I. Global Property Fund

Schedule of Investments (continued)

September 30, 2013

(unaudited)

	Shares	Value

COMMON STOCKS (Continued)

United States (Continued)
Starwood Hotels & Resorts Worldwide, Inc.	209,800	$13,941,210

Total United States (Cost $17,309,812)		18,996,160

Total Common Stocks (Cost $320,790,577)		384,937,928

REAL ESTATE INVESTMENT TRUSTS (REITS) – 59.91%

Australia — 3.66%
CFS Retail Property Trust	3,150,000	5,877,251
GPT Group	3,400,000	11,038,037
Stockland	4,701,960	16,975,540
Westfield Retail Trust	1,825,000	5,056,535

Total Australia (Cost $40,533,442)		38,947,363

Canada — 2.51%
RioCan Real Estate Investment Trust	1,133,027	26,729,339

Total Canada (Cost $29,680,891)		26,729,339

France — 2.84%
ICADE	235,350	21,494,735
Klepierre	201,446	8,734,468

Total France (Cost $27,080,283)		30,229,203

Italy — 0.03%
Immobiliare Grande Distribuzione	326,050	347,364

Total Italy (Cost $687,375)		347,364

Netherlands — 2.37%
Unibail-Rodamco SE	101,559	25,198,085

Total Netherlands (Cost $20,684,978)		25,198,085

United Kingdom — 6.79%
Derwent London plc	455,000	17,450,139
Great Portland Estates plc	1,928,520	16,828,110
Hammerson plc	2,000,000	16,221,468
Land Securities Group plc	1,120,000	16,663,107
Shaftesbury plc	523,800	5,003,109

Total United Kingdom (Cost $52,362,979)		72,165,933

United States — 41.71%
Alexandria Real Estate Equities, Inc.	329,600	21,044,960
American Campus Communities, Inc.	466,800	15,941,220
Boston Properties, Inc.	276,100	29,515,090
BRE Properties, Inc.	164,300	8,339,868
DDR Corp.	952,068	14,956,988
Douglas Emmett, Inc.	258,700	6,071,689

See Notes to the Quarterly Schedule of Investments.

7

E.I.I. REALTY SECURITIES TRUST

E.I.I. Global Property Fund

Schedule of Investments (continued)

September 30, 2013

(unaudited)

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) (Continued)

United States (Continued)
Equity Residential	678,600	$36,352,602
Essex Property Trust, Inc.	168,500	24,887,450
Federal Realty Investment Trust	178,900	18,149,405
Health Care REIT, Inc.	477,800	29,805,164
Host Hotels & Resorts, Inc.	1,429,429	25,258,010
Kilroy Realty Corp.	400,300	19,994,985
LaSalle Hotel Properties	183,400	5,230,568
Macerich Co. (The)	259,000	14,617,960
Plum Creek Timber Co., Inc.	227,500	10,653,825
Prologis, Inc.	1,001,707	37,684,217
Simon Property Group, Inc.	392,357	58,159,078
SL Green Realty Corp.	155,800	13,841,272
Taubman Centers, Inc.	344,395	23,181,228
Ventas, Inc.	320,500	19,710,750
Vornado Realty Trust	122,500	10,297,350

Total United States (Cost $406,763,880)		443,693,679

Total Real Estate Investment Trusts (REITS) (Cost $577,793,828)		637,310,966

SHORT TERM INVESTMENT (UNITED STATES) – 4.06%
BlackRock Liquidity Funds Treasury Trust Fund	43,186,201	43,186,201

Total Short Term Investment (United States) (Cost $43,186,201)		43,186,201

Total Investments — 100.15% (Cost $941,770,606)		1,065,435,095
Liabilities In Excess Of Other Assets — (0.15)%		(1,603,228)

Net Assets — 100.00%		$1,063,831,867

* Denotes non-income producing security.

Sector Diversification	% of Net Assets	Value
Real Estate	87.35%	$929,241,153
Consumer Cyclicals	8.74%	93,007,741
Short-Term Investment	4.06%	43,186,201

Total Investments	100.15%	1,065,435,095
Liabilities In Excess Of Other Assets	(0.15)%	(1,603,228)

Net Assets	100.00%	$1,063,831,867

See Notes to the Quarterly Schedule of Investments.

8

E.I.I. REALTY SECURITIES TRUST

Notes to the Quarterly Schedule of Investments

September 30, 2013

(unaudited)

A. Significant Accounting Policies:

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are consistently followed by the Funds in preparation of their financial statements.

Security Valuation: Securities traded on a nationally recognized securities exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Investments in other investment companies are valued at net asset value.

If market quotations are not readily available, or the price is not considered representative of market value, securities are valued at their fair value as determined in good faith by the Trust’s Price Valuation Committee under procedures adopted by the Trust’s Board of Trustees (The “Board”).

Most foreign markets close before the close of trading on the NewYork Stock Exchange (“NYSE”). If a Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the Fund’s share price, the Fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the Trust’s Price Valuation Committee, established by the Trust’s Board of Directors.

The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Funds are open. In deciding whether to make fair value adjustments, the Funds review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Funds could obtain if it were to sell the security at the time of the close of the NYSE and the difference could be significant.

The Board has delegated the fair valuation of each Fund’s portfolio securities to the Adviser. BNY Mellon Investment Servicing (US) Inc., which act as the Funds’ Sub-Administrator, is also responsible (in conjunction with oversight by the Adviser) for fair valuation of each Fund’s portfolio securities. To assist with their responsibilities, the Adviser and/ or Sub-Administrator may utilize an outside pricing service approved by the Board.

Fair Value Measurements: The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Fair value is defined as the value that the portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in valuing the asset or liability. Observable inputs reflect the assumptions market participants would use in valuing the asset or liability based on market data obtained from sources independent of the portfolio. Unobservable inputs reflect the Fund Management’s own assumptions about the assumptions that market participants would use in valuing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level in the fair value hierarchy based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

●     Level 1 — quoted prices in active markets for identical investments

●     Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●     Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

9

E.I.I. REALTY SECURITIES TRUST

Notes to the Quarterly Schedule of Investments (continued)

September 30, 2013

(unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of September 30, 2013:

E.I.I. REALTY SECURITIES FUND	Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$21,279,015	$21,279,015	$—	$—

Total	$21,279,015	$21,279,015	$—	$—

E.I.I. INTERNATIONAL PROPERTY FUND	Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$844,831,746	$844,831,746	$—	$—

Total	$844,831,746	$844,831,746	$—	$—

E.I.I. GLOBAL PROPERTY FUND	Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$1,065,435,095	$1,065,435,095	$—	$—

Total	$1,065,435,095	$1,065,435,095	$—	$—

* See Schedule of Investments for geographic and industry sector breakouts.

Transfers in and out of levels 1, 2 and 3 of the fair value heirarchy are recognized as of the beginning of the reporting period. Of the level 1 investments presented above, equity investments amounting to $437,097,528 and $18,543,243 for the E.I.I. International Property Fund and E.I.I. Global Property Fund, respectively, were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

Foreign Currency Translation: Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of valuation. Purchases and sales of securities, interest income and dividends received are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in securities.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign

10

E.I.I. REALTY SECURITIES TRUST

Notes to the Quarterly Schedule of Investments (continued)

September 30, 2013

(unaudited)

withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate.

Security Transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statements and federal income tax purposes.

B. Tax Cost of Securities:

The aggregate cost, gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis at September 30, 2013 for each Fund were as follows:

Fund	Cost	Appreciation	(Depreciation)	Net
E.I.I. Realty Securities Fund	$18,652,187	$2,961,041	$(334,213)	$2,626,828
E.I.I. International Property Fund	703,504,246	186,327,713	(45,000,213)	141,327,500
E.I.I. Global Property Fund	941,770,606	144,963,384	(21,298,895)	123,664,489

11

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EII Realty Securities Trust

By (Signature and Title)*	/s/ Richard J. Adler
Richard J. Adler, Chief Executive Officer
(principal executive officer)

Date	11/19/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard J. Adler
Richard J. Adler, Chief Executive Officer
(principal executive officer)

Date	11/19/2013

By (Signature and Title)*	/s/ Michael J. Meagher
Michael J. Meagher, Vice President and Treasurer
(principal financial officer)

Date	11/19/2013

* Print the name and title of each signing officer under his or her signature.